Medicare Part D (Details) - USD ($) $ in Thousands	Mar. 04, 2017	Dec. 31, 2016	Feb. 27, 2016
Medicare Part D
Accounts receivable, net	$ 245,766		$ 275,032
Accrued salaries, wages and other current liabilities
Medicare Part D
Liabilities under reinsurance contracts	$ 145,903		$ 166,238
EIC
Medicare Part D
Minimum amount of capital and surplus required by regulatory requirements		$ 18,962